FINANCIAL iNSTRUMENTS	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
9.   FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect on the value of the Company's cash flows.

Fair values
The carrying value and estimated fair value of the Company's financial instruments at June 30, 2013 and December 31, 2012 are as follows:

	2013	2013	2012	2012
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	58,003	58,003	79,259	79,259
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	95,000	95,000	111,678	111,678

The carrying value of cash and cash equivalents, and restricted cash, is a reasonable estimate of fair value.

The estimated fair value for floating rate long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Assets Measured at Fair Value on a Nonrecurring Basis
One of the Company's VLCCs was classified as 'held for sale' at December 31, 2012. This vessel was measured at an estimated fair value of $21.5 million at December 31, 2012, which was determined using level two inputs being the average of three broker values for a vessel of a similar age and type to be sold as a trading vessel less estimated selling costs. The sale of this vessel as a trading vessel was considered the principal market as of December 31, 2012. The Company recorded an impairment loss of $5.3 million in discontinued operations in the three months ended March 31, 2013 on the sale of this vessel for scrap.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken AB, DnB ASA and Nordea Bank Norge ASA. The Company does not require collateral or other security to support financial instruments subject to credit risk.